Financial assets and liabilities - Summary of Financial Risks and Financial Performance (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [line items]
Measurement	Stressed scenarios (positive and negative effects before tax effects) were defined based on changes of a 25% and 50% to the U.S. dollar and Euro exchange rate used in the probable scenario.
Currency risk [member] | Cash flow forecasting [member]
Disclosure of financial assets [line items]
Exposure	(i) Future commercial transactions.
Measurement	(i) Cash flow forecasting
Management	Foreign currency.
Currency risk [member] | Sensitivity analysis [member]
Disclosure of financial assets [line items]
Exposure	(ii) Recognized financial assets and liabilities not denominated in Brazilian reais.
Measurement	(ii) Sensitivity analysis
Interest rate risk [member] | Sensitivity analysis [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, marketable securities, loans, borrowings and debentures, leases and derivatives.
Measurement	(i) Sensitivity analysis
Management	Interest rate Swap.
Market risk - prices [member]
Disclosure of financial assets [line items]
Exposure	(i) Future commercial transactions.
Management	Future electric energy price (purchase and sale).
Market risk - prices [member] | Cash flow forecasting [member]
Disclosure of financial assets [line items]
Exposure	(i) Future commercial transactions.
Measurement	(i) Cash flow forecasting
Management	Future electric energy price (purchase and sale).
Market risk - prices [member] | Sensitivity analysis [member]
Disclosure of financial assets [line items]
Measurement	(ii) Sensitivity analysis
Credit risk [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends, and investment property
Measurement	(i) Aging analysis
Management	Diversification of bank deposits, credit limits and letters of credit.
Credit risk [member] | Aging analysis [member]
Disclosure of financial assets [line items]
Measurement	(ii) Credit ratings
Liquidity risk [member] | A Credit Rating [member]
Disclosure of financial assets [line items]
Exposure	Loans, borrowings and debentures, trade payables, other financial liabilities, tax installments, leases, derivatives, payables to related parties and dividends.
Measurement	(i) Rolling cash flow forecasts
Management	Availability of committed credit lines and borrowing facilities.